Schedule I – Condensed Financial Information of Registrant	12 Months Ended
Dec. 31, 2017
Condensed Financial Information Of Parent Company Only Disclosure [Abstract]
Schedule I – Condensed Financial Information of Registrant

Emerald Expositions Events, Inc. (parent company only)

Schedule I – Condensed Financial Information of Registrant

Condensed Balance Sheets

December 31, 2017 and 2016

(dollars in millions, share data in thousands except par value)	2017	2016
Assets
Current assets
Receivable from related parties	$-	$-
Total current assets	-	-
Noncurrent assets
Long term receivable from related parties	-	-
Investment in subsidiaries	761.2	527.7
Total assets	$761.2	$527.7
Liabilities and Shareholders' Equity
Current liabilities
Payable to subsidiary	$-	$-
Total current liabilities	-	-
Noncurrent liabilities
Long term payable to subsidiary	-	-
Total liabilities	$-	$-

Shareholders' equity
Preferred stock, $0.01 par value; authorized shares at December 31, 2017: 80,000; no shares issued and outstanding at December 31, 2017	-	-
Common stock, $0.01 par value; authorized shares: 800,000;
Issued and outstanding shares: 72,604 and 61,860 at December 31, 2017 and 2016, respectively	0.7	0.6
Additional paid-in capital	677.1	510.3
Retained earnings	83.4	16.8
Total shareholders' equity	$761.2	$527.7
Total liabilities and shareholders' equity	$761.2	$527.7

Emerald Expositions Events, Inc. (parent company only)

Schedule I – Condensed Financial Information of Registrant

Condensed Statements of Income and Comprehensive Income

December 31, 2017, 2016 and 2015

(dollars in millions)	2017	2016	2015
Revenues	$-	$-	$-
Other income	-	-	-
Cost of revenues	-	-	-
Selling, general and administrative expense	-	-	-
Depreciation and amortization expense	-	-	-
Intangible asset impairment charge	-	-	-
Operating income	-	-	-
Interest expense	-	-	-
Loss on extinguishment of debt	-	-	-
Income before income taxes	-	-	-
(Benefit from) provision for income taxes	-	-	-
Earnings before equity in net income and comprehensive income of subsidiaries	-	-	-
Equity in net income and comprehensive income of subsidiaries	81.8	22.2	19.6
Net income and comprehensive income	$81.8	$22.2	$19.6

Emerald Expositions Events, Inc. (parent company only)

Schedule I – Condensed Financial Information of Registrant

Notes to Condensed Financial Statements

December 31, 2017, 2016 and 2015

1. Basis of Presentation

In the parent-company-only financial statement, Emerald Expositions Events, Inc.’s investment in subsidiaries is stated at cost plus equity in undistributed earnings of subsidiaries since the date of acquisition. The parent-company-only financial statements should be read in conjunction with the Company’s consolidated financial statements. A condensed statement of cash flows was not presented because Emerald Expositions Events, Inc.’s net operating activities have no cash impact and there were no investing or financing cash flow activities during the fiscal years ended December 31, 2017, 2016 and 2015.

Income taxes and non-cash stock-based compensation have been allocated to the Company’s subsidiaries for the fiscal years ended December 31, 2017, 2016 and 2015.

2. Guarantees and Restrictions

On May 22, 2017, EEH entered into the Amended and Restated  Senior Secured Credit Facilities, by and among Expo Event Midco, Inc. (“EEM”), EEH and EEH’s subsidiaries as guarantors, various lenders from time to time party thereto and  Bank of America, N.A., as administrative agent. The Amended and Restated Senior Secured Credit Facilities include restrictions on the ability of EEH and its restricted subsidiaries to incur additional liens and indebtedness, make investments and dispositions, pay dividends and make intercompany loans and advances or enter into other transactions, among other restrictions, in each case subject to certain exceptions. Under the Amended and Restated Senior Secured Credit Facilities, EEH is permitted to pay dividends so long as immediately after giving effect thereto, no default or event of default had occurred and was continuing, (a) up to an amount equal to, (i) a basket that builds based on 50% of EEH’s Consolidated Net Income (as defined in the Amended and Restated Credit Facilities) and certain other amounts, subject to various conditions including compliance with a fixed charge coverage ratio of 2.0 to 1.0 and (b) in certain additional limited amounts, subject to certain exceptions set forth in the Senior Secured Credit Facilities.

Since the restricted net assets of EEH and its subsidiaries exceed 25% of the consolidated net assets of the Company and its subsidiaries, the accompanying condensed parent company financial statements have been prepared in accordance with Rule 12-04, Schedule 1 of Regulation S-X. This information should be read in conjunction with the accompanying consolidated financial statements.